UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
NON-CURRENT ASSETS
Intangible assets	$ 2,781.4	$ 2,590.1
Goodwill	2,284.6	2,127.7
Property, plant and equipment	610.7	549.5
Right-of-use assets	604.8	524.3
Non-current financial assets	60.6	62.0
Defined benefit pension assets	12.1	11.7
Other non-current assets	3.8	4.1
Deferred tax assets	84.3	67.6
TOTAL NON-CURRENT ASSETS	6,442.3	5,937.0
CURRENT ASSETS
Inventories	1,597.0	1,223.3
Accounts receivable, net	464.9	607.1
Prepaid expenses and other receivables	198.2	213.2
Current tax assets	13.1	10.3
Cash and cash equivalents	303.4	345.4
TOTAL CURRENT ASSETS	2,576.6	2,399.3
TOTAL ASSETS	9,018.9	8,336.3
EQUITY
Share capital	18.5	18.4
Share premium	3,215.8	3,189.1
Capital reserve	2,789.2	2,789.2
Cash flow hedge reserve	(52.3)	19.6
Accumulated deficit and other	(464.2)	(1,017.0)
Equity attributable to equity holders of the parent company	5,507.0	4,999.3
Non-controlling interests	16.8	9.1
TOTAL EQUITY	5,523.8	5,008.4
NON-CURRENT LIABILITIES
Non-current borrowings	791.5	790.8
Non-current lease liabilities	516.4	439.0
Defined benefit pension liabilities	33.5	30.0
Other non-current liabilities	16.4	15.5
Non-current provisions	6.9	5.9
Non-current tax liabilities	5.5	4.9
Deferred tax liabilities	512.9	487.4
TOTAL NON-CURRENT LIABILITIES	1,883.1	1,773.5
CURRENT LIABILITIES
Other borrowings	143.2	136.5
Current lease liabilities	133.9	116.9
Accounts payable	529.2	549.0
Other current liabilities	764.1	687.9
Current provisions	34.1	33.7
Current tax liabilities	7.5	30.4
TOTAL CURRENT LIABILITIES	1,612.0	1,554.4
TOTAL LIABILITIES	3,495.1	3,327.9
TOTAL SHAREHOLDERS’ EQUITY AND LIABILITIES	$ 9,018.9	$ 8,336.3